Liabilities under insurance contracts	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Liabilities under insurance contracts	Liabilities under insurance contracts
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2025	2024	2023
Liabilities under insurance contracts	18,737	17,829	17,799
Liability for Remaining Coverage (LRC)	18,291	17,377	17,333
Liabilities relating to insurance contracts measured under BBA/VFA	18,194	17,292	17,262
Current value of future cashflows (PVFCF)	17,461	16,614	16,627
Risk adjustment for non-financial risk (RA)	186	199	211
Contractual service margin (CSM)	547	479	424
Liabilities relating to insurance contracts measured under PAA	97	85	71
Liability for incurred claims (LIC)	446	452	466
The balance of liabilities under insurance contracts reflected in the consolidated balance sheet includes the following elements:
•Liability for Remaining Coverage (LRC): amount of obligations provisioned to meet the fulfilment of future services assigned to the group on a date for a specific coverage period.
•Liabilities relating to insurance contracts measured under BBA/VFA, formed from the sum of the following elements:
-Current value of future cashflows (PVFCF): present value of future inflow and outflow cash flows weighted by their probability of occurrence.
-Risk adjustment for non-financial risk (RA): reflects compensation for the uncertainty of cash flows by quantifying the amount necessary to compensate for unexpected losses in liability flows.
-Contractual service margin (CSM): future benefit to be recognized during the coverage period.
•Liabilities relating to insurance contracts measured under PAA, valued using the premium allocation method, represent the portion of premiums written for the remaining hedge net of acquisition expenses.
•Liability for Incurred Claims (LIC): amount of obligations provisioned to meet the fulfilment of past services assigned to the group on a date.
The insurance activity is carried out mainly in the life insurance sector in its life-savings modality. Within the amount of liabilities for insurance contracts, Individual Life Annuities are the product that has the greatest weight in the consolidated balance sheet. This product consists of life annuities where the client contributes a single premium and receives a constant and periodic insured income (monthly, quarterly, semi-annual or annual) until his death where, at that time, the beneficiaries will receive the insured capital of 102% or 101% of the premium contributed.
The income and expenses recorded in the profit and loss account for the insurance activity, including reinsurance income and expenses, are not material in the Group's consolidated annual accounts.